Securities Act File No. 333-122917

ICA No. 811- 21720

As filed with the Securities and Exchange Commission on May 3, 2007

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                [ X ]

                                                                            Pre-Effective Amendment No.

[     ]

                                                                            Post-Effective Amendment No. 20

[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                [ X ]

                                                                                Amendment No.    2 1 _

(Check Appropriate Box or Boxes)

Northern Lights Fund Trust

(Exact Name of Registrant as Specified in Charter)

450 Wireless Blvd.

Hauppauge, NY  11788

Attention:  Michael Miola

 (Address of Principal Executive Offices)(Zip Code)

(631) 631-470-2600

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With a copy to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 312 Walnut Street, Suite 1400 Cincinnati, Ohio 45202 513-352-6725 (phone) 513-241-4771 (fax)	Emile R. Molineaux, General Counsel Gemini Fund Services, LLC 450 Wireless Blvd. Hauppauge, New York 11788 (631) 470-2616

 Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

( )

immediately upon filing pursuant to paragraph (b).

( )

on  _______ pursuant to paragraph (b).

(X)

60 days after filing pursuant to paragraph (a)(1).

( )

on (date) pursuant to paragraph (a)(1).

( )

75 days after filing pursuant to paragraph (a)(2).

( )

on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

( )     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PACIFIC FINANCIAL

PROSPECTUS

[Date], 2007

1-[Phone Number]

www.TPFG.com

Pacific Financial Core Equity Fund

Pacific Financial Explorer Fund

Pacific Financial International Fund

Pacific Financial Strategic Conservative Fund

Pacific Financial Tactical Fund

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

This Prospectus provides important information about the Funds that you should know before investing.  Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

RISK/RETURN SUMMARY

..

Investment Objectives of the Funds

Principal Investment Strategies of the Funds

Investment Process

Principal Risks

PERFORMANCE

FEES AND EXPENSES

Shareholder Fees

Annual Fund Operating Expenses

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Exchange Traded Funds (ETFs)

MANAGEMENT OF THE FUNDS

Investment Adviser

Portfolio Managers

NET ASSET VALUE

HOW TO PURCHASE SHARES

REDEMPTIONS

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

MARKET TIMING

DISTRIBUTION OF SHARES

NOTICE OF PRIVACY POLICY & PRACTICES

See the Funds' Notice of its Privacy Policy on the last page of this Prospectus.

RISK/RETURN SUMMARY

The Pacific Financial family of mutual funds (each a "Fund," collectively the "Funds") is comprised of five different, actively managed funds.  Each Fund is a diversified series of Northern Lights Fund Trust, an open-end investment management company.  The Funds are:

•

the Pacific Financial Core Equity Fund (the "Core Equity Fund");

•

the Pacific Financial Explorer Fund (the "Explorer Fund");

•

the Pacific Financial International Fund (the "International Fund");

•

the Pacific Financial Strategic Conservative Fund (the "Strategic Conservative Fund"); and

•

the Pacific Financial Tactical Fund (the "Tactical Fund").

This section briefly describes the investment objectives, principal investment strategies, and principal risks of the Funds.   The Pacific Financial Group, Inc. is the investment adviser of the Funds.

Investment Objectives of the Funds

The investment objective of each of the Funds is as follows:

•

The Core Equity Fund seeks long-term capital appreciation.

•

The Explorer Fund seeks long-term capital appreciation.

•

The International Fund seeks long-term capital appreciation.

•

The Strategic Conservative Fund seeks preservation of capital and current income.

•

The Tactical Fund seeks long-term capital appreciation.

The investment objective of each Fund is a non-fundamental policy and may be changed upon 60 days' written notice to shareholders.

Principal Investment Strategies of the Funds

The Core Equity Fund

The Core Equity Fund invests, under normal circumstances, at least 80% of its assets in equity securities.  These equity securities will consist primarily of other investment companies (including ETFs) that invest primarily in U.S. common stock.  An ETF (exchange traded fund) is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.   The Core Equity Fund will typically own 12 to 20 positions.

In selecting the Core Equity Fund's positions, the adviser will use its proprietary "Rational Analysis" processes, as described below..  The particular allocation of positions will change from time to time as market forces dictate, with a low anticipated annual turnover rate of 50% of less.  The Core Equity Fund's policy to invest at least 80% of its assets in equity securities may be changed upon 60 days' written notice to shareholders.

The Explorer Fund

The Explorer Fund invests primarily in other investment companies (including ETFs) that invest primarily in companies outside of the Dow Jones Industrial Average ("DJIA") index of 30 industrial stocks.  An ETF (exchange traded fund) is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.   The Explorer Fund will typically own 12 to 20 positions.  The Explorer Fund seeks to identify investments in sectors, capitalizations, industries, or styles that are outperforming the DJIA and that have a high expected returns.

In selecting the Explorer Fund's positions, the adviser will use its proprietary "Rational Analysis" processes, as described below, with DJIA-type funds eliminated.  The particular allocation of positions will be dictated by movement of the U.S. domestic market, and the anticipated annual portfolio turnover rate will be 200 to 300%.

The International Fund

The International Fund invests primarily in other investment companies (including ETFs) that invest primarily in foreign companies, including regional and/or country-specific funds.  An ETF (exchange traded fund) is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.   The International Fund will typically own 10 to 15 positions. The International Fund will have up to 60% exposure to emerging markets.  .

In selecting the International Fund's positions, the adviser will use its proprietary "Rational Analysis" processes, as described below, supplemented by quantitative risk/return criteria and strength characteristics relative to the MSCI EAFE Index to screen the universe of possible investments.  Economic forecasts will play a role in identifying regional investment opportunities for the International Fund. The particular allocation of positions may change frequently due to the high volatility of international investments, and the anticipated annual portfolio turnover rate will be 200 to 300%.

The Strategic Conservative Fund

The Strategic Conservative Fund invests primarily in other investment companies (including ETFs) that invest primarily in fixed income and income producing securities such as government bonds, corporate bonds, municipal bonds, and dividend-paying equity securities.  An ETF (exchange traded fund) is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.   The Strategic Conservative Fund may also invest directly in such fixed income and income producing securities.  The Strategic Conservative Fund will typically own 6 to 12 positions.

In selecting the Strategic Conservative Fund's positions, the adviser will identify securities that exhibit low volatility, consistent performance, and positive total returns.  The adviser then uses its proprietary "Rational Analysis" process, as described below.  The Strategic Conservative Fund's positions are expected to change infrequently, with an expected annual portfolio turnover rate of less than 30%.

The Tactical Fund

The Tactical Fund invests primarily in other investment companies (including ETFs).  The Tactical Fund may invest in the international, domestic equity, and fixed income markets, with limited (typically less than 15%) exposure to emerging markets.  An ETF (exchange traded fund) is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.  The Tactical Fund will typically own 6 to 12 positions.

In selecting the Tactical Fund's positions, the adviser will identify securities that exhibit low volatility, consistent performance, and positive total returns.  The adviser attempts to deliver positive returns regardless of market conditions by managing the Tactical Fund's assets in a conservative manner.  For example, the adviser may sell a position if it believes that the position will decline in value, even if the position's long-term prospects are positive.  The Tactical Fund is expected to have moderate to high turnover, with an anticipated annual portfolio turnover rate of 200 to 400%.

Investment Process

For all of the Funds, the adviser utilizes a proprietary investment research process called "Rational Analysis" to select a Fund's positions.  The adviser uses Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting the positions.  Rather than using one of the above methods exclusively, the adviser integrates the optimal elements of each method into a "Rational" decision-making model.

•

Technical Analysis is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume.  Technical analysts do not attempt to measure a security's intrinsic value, but instead use charts and other tools to identify patterns that can suggest future activity.  Such analysis enables to adviser to identify relational situations and opportunities that are key considerations in buying and, even more importantly, in selling positions.

•

Fundamental Analysis is a method of evaluating a security by attempting to measure its intrinsic value by examining related economic, financial and other qualitative and quantitative factors.  Fundamental analysts attempt to study everything that can affect the security's value, including macroeconomic factors (like the overall economy and industry conditions) and individually specific factors (like the financial condition and management of companies). The adviser uses information from various sources to evaluate the fundamental position of the market, sectors, mutual funds, and stocks.  Such analysis is essential in making decisions to buy particular positions, as it can reveal weaknesses or flaws in investment positions that might appear positive in technical analyses or quantitative studies.

•

Quantitative Studies:  The adviser uses mathematic analytics and modeling of portfolios.  Such studies are useful in removing the emotion from the decision-making process, in furthering understanding of portfolio trends, and in developing decisive information for buying and selling positions.  The mathematical and statistical calculations involved in such studies include analysis of Beta, standard deviation, Sharpe ratios, among others.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Funds. Although the Funds will seek to meet their investment objectives, there is no assurance that they will do so.

•

Management Risk (All Funds):  The ability of the Funds to meet their investment objectives is directly related to the adviser's investment model.  The adviser's assessment of the attractiveness and potential appreciation of particular investments in which the Funds invest may prove to be incorrect and there is not guarantee that the adviser's investment strategy will produce the desired results.

•

Market Risk (All Funds):  The net asset value ("NAV") of each Fund will fluctuate based on changes in the value of the securities in which that Fund invests. A Fund may invest in equity securities directly or by purchasing ETFs that invest in equity securities, which are more volatile and carry more risk than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time, and tend to me more volatile than other investment choices. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

•

Risks Associated with Investing in ETFs (All Funds): ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. Investments in ETFs are subject to brokerage and other trading costs, which could result in greater expenses to a Fund. ETFs also are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund that invests in ETFs will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the ETFs in addition to a Fund's direct fees and expenses. Finally, because the value of ETF shares depend on the demand in the market, the adviser may not be able to liquidate a Fund's holdings at the most optimal time, adversely affecting that Fund's performance.

•

Portfolio Turnover Risk (Explorer Fund, International Fund, and Tactical Fund):  Portfolio turnover refers to the rate at which the securities held by a Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce that Fund's return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

•

Company Risk (All Funds):  Fund value might decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio.  The value of an individual company can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of certain types of companies can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•

Smaller Capitalization Securities Risk (All Funds):  Investments in ETFs that invest in smaller capitalization companies and direct investments in individual smaller capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, smaller capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

•

Sector Risk (Explorer Fund and Tactical Fund):  If a Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on that Fund than a fund that is not overweighted in that sector.  For example, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Funds may invest, directly or indirectly, will vary.

•

No History of Operations (All Funds):  The Funds are new mutual funds and have no history of operation.  In addition, the adviser has not previously managed a mutual fund.  Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser's management of individual and institutional accounts.  As a result, investors cannot judge the adviser by its past performance and the adviser may not achieve its intended result in managing the Funds.

•

Foreign Risk (International Fund and Tactical Fund):  To the extent a Fund invests in foreign securities, the Fund could be subject to greater risks because that Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector.  Changes in foreign economies and political climates are more likely to affect that Fund than a mutual fund that invests exclusively in U.S. companies.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.  There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.  The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and other information and potential difficulties in enforcing contractual obligations.  As a result, a Fund may be exposed to greater risk and will be more dependent on the adviser's ability to assess such risk than if that Fund invested solely in more developed countries.

•

Fixed Income Risks (Strategic Conservative Fund):  When the Fund invests in Underlying Funds that own bonds, or in this type of security directly, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.  Other risk factors include credit risk, maturity risk, market risk, extension risk, illiquid security risks, foreign securities risk, prepayment risk and investment-grade securities risk. These risks could affect the value of a particular investment by the Fund possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.  In addition, Underlying Funds may invest in what are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

Please refer to the section below entitled "Additional Information about Principal Strategies and Risks" for more details regarding risk factors that you should consider before investing.

PERFORMANCE

Because the Funds have only recently commenced investment operations, no performance information is available for the Funds at this time. In the future, performance information will be presented in this section. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of a Fund:

Shareholder Fees—Institutional Class (fees paid directly from your investment)	Core Equity Fund	Explorer Fund	International Fund	Strategic Conservative Fund	Tactical Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed (1)	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses—Institutional Class (expenses that are deducted from a Fund's assets)
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) and/or Shareholder Servicing Fees(2)	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses(3)	_____%	_____%	_____%	_____%	_____%
Acquired (Underlying) Fund Fees and Expenses(4)	0.25%	0.51%	0.54%	0.45%	0.55%
Total Annual Fund Operating Expenses	_____%	_____%	_____%	_____%	_____%
Fee Waiver(5)	_____%	_____%	_____%	_____%	_____%
Net Annual Fund Operating Expenses(5)	2.25%	2.51%	2.54%	2.45%	2.55%

Example

This example is intended to help you compare the cost of investing in the Institutional Class of a Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Institutional Class of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the applicable Fund's operating expenses remain the same (except for waivers during the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Institutional Class	1 Year	3 Years
Core Equity Fund Explorer Fund International Fund Strategic Conservative Fund Tactical Fund	$_____ $_____ $_____ $_____ $_____	$_____ $_____ $_____ $_____ $_____

You would pay the following expenses if you did not redeem your shares:

Institutional Class	1 Year	3 Years
Core Equity Fund Explorer Fund International Fund Strategic Conservative Fund Tactical Fund	$_____ $_____ $_____ $_____ $_____	$_____ $_____ $_____ $_____ $_____

(1)

Each Fund charges a fee of 2.00% on redemptions of shares held less than 60 days.  Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. A redemption fee will not be charged on involuntary redemptions or redemptions pursuant to a Systematic Withdrawal Plan.  There is a $15 wire transaction fee for redemptions effected by wire.

(2)

The Institutional Class includes a 0.25% Shareholder Servicing fee.

(3)

These expenses, which include custodian, transfer agency, shareholder servicing and other customary fund expenses are based on estimated amounts for the Fund’s current fiscal year. These expenses do not include the expenses of the ETFs and other underlying funds in which the Fund invests, which may be duplicative of the Fund’s expenses.

(4)

Acquired (Underlying) Fund Fees and Expenses are based on estimated amounts for the Fund’s current fiscal year.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the Underlying Funds.  Excluding the indirect costs of investing in the Underlying Funds, Total Annual Fund Operating Expenses are estimated to be _____%.

(5)

The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until _________, 2008 to ensure that Net Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds, or extraordinary expenses such as litigation) will not exceed 2.00% for the Institutional Class, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Investor Class of a Fund:

Shareholder Fees—Investor Class (fees paid directly from your investment)	Core Equity Fund	Explorer Fund	International Fund	Strategic Conservative Fund	Tactical Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None	None	None	None
Redemption Fee (as a percentage of amount redeeme (1)	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses—Investor Class (expenses that are deducted from a Fund's assets)
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) and/or Shareholder Servicing Fees(2)	1.00%	1.00%	1.00%	1.00%	1.00%
Other Expenses(3)	_____%	_____%	_____%	_____%	_____%
Acquired (Underlying) Fund Fees and Expenses(4)	0.25%	0.51%	0.54%	0.45%	0.55%
Total Annual Fund Operating Expenses	_____%	_____%	_____%	_____%	_____%
Fee Waiver(5)	_____%	_____%	_____%	_____%	_____%
Net Annual Fund Operating Expenses(5)	3.00%	3.26%	3.29%	3.20%	3.30%

Example

This example is intended to help you compare the cost of investing in the Investor Class of a Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Investor Class of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the applicable Fund's operating expenses remain the same (except for waivers during the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investor Class	1 Year	3 Years
Core Equity Fund Explorer Fund International Fund Strategic Conservative Fund Tactical Fund	$_____ $_____ $_____ $_____ $_____	$_____ $_____ $_____ $_____ $_____

You would pay the following expenses if you did not redeem your shares:

Investor Class	1 Year	3 Years
Core Equity Fund Explorer Fund International Fund Strategic Conservative Fund Tactical Fund	$_____ $_____ $_____ $_____ $_____	$_____ $_____ $_____ $_____ $_____

(1)

Each Fund charges a fee of 2.00% on redemptions of shares held less than 60 days.  Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. A redemption fee will not be charged on involuntary redemptions or redemptions pursuant to a Systematic Withdrawal Plan.  There is a $15 wire transaction fee for redemptions effected by wire.

(2)

The Investor Class includes a 1.00% Distribution and Shareholder Servicing fee.

(3)

These expenses, which include custodian, transfer agency, shareholder servicing and other customary fund expenses are based on estimated amounts for the Fund’s current fiscal year. These expenses do not include the expenses of the ETFs and other underlying funds in which the Fund invests, which may be duplicative of the Fund’s expenses.

(4)

Acquired (Underlying) Fund Fees and Expenses are based on estimated amounts for the Fund’s current fiscal year.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the Underlying Funds.  Excluding the indirect costs of investing in the Underlying Funds, Total Annual Fund Operating Expenses are estimated to be _____%.

(5)

The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until _________, 2008 to ensure that Net Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds, or extraordinary expenses such as litigation) will not exceed 2.75% for Investor Class shares, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Exchange Traded Funds (ETFs)

Each Fund may invest in securities commonly referred to as "exchange traded funds" or "ETFs," whose shares are listed and traded on U.S. stock exchanges.  Some ETFs attempt to track the returns of the relevant index by investing in accordance with the market capitalization of each security in the index, while others invest equal amounts in each security without regard to market capitalization.

ETFs combine the advantages of stocks with those of index funds.  ETFs are designed to closely follow the index they track. ETF fund managers may replicate the index in its entirety by owning every security or instrument in the index according to its set weighting, or in some cases they may "optimize" (replicate the index as closely as possible without having to own each security).

ETFs can be classified under one of the following structures: open-end index fund, unit investment trust (UIT) and grantor trusts. Unlike closed-end funds, ETFs have the capability to continuously offer shares through a unique creation and redemption process, which means that the number of outstanding shares may be increased or decreased on a daily basis as necessary to reflect demand. ETFs have the capability to avoid trading at large premiums and discounts to their Net Asset Values. Open-end index funds and UITs are registered under the Investment Company Act of 1940. ETFs incur fees and expenses such as operating expenses, licensing fees, registration fees, trustee fees, and marketing expenses. Therefore, ETF shareholders (such as some of the Funds) will pay their proportionate share of these expenses.

ETFs that attempt to track a particular index will not be able to replicate exactly the performance of the index they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which a Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' and underlying funds' abilities to track their applicable indices.  The strategy of investing in ETFs could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes you pay. In addition, certain prohibitions on the acquisition of mutual fund shares by a Fund may prevent that Fund from allocating its investments in the manner the adviser considers optimal. A Fund that intends to purchase ETFs will purchase ETFs that are either no-load or waive the sales load for purchases made by that Fund.

Small Companies

Some of the small companies in which the Funds invest may be micro-cap companies.  Micro-cap stocks may offer greater opportunity for capital appreciation than the stocks of larger and more established companies; however, they also involve substantially greater risks of loss and price fluctuations.  Micro-cap companies carry additional risks because of the tendency of their earnings and revenues to be less predictable (and some companies may be experiencing significant losses), their share prices to be more volatile and their markets to be less liquid than companies with larger market capitalizations.  Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and may lack management depth.  In addition, there may be less public information available about these companies.  The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.  Also, it may take a long time before the Funds realize a gain, if any, on an investment in a micro-cap company.

Temporary Investments

To respond to adverse market, economic, political or other conditions, Funds may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements. While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because that Fund would bear its pro rata portion of such money market funds’ advisory fees and operational fees.  A Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure

A description of the Funds' policies and regarding the release of portfolio holdings information is available in the Funds' Statement of Additional Information.  The Funds may, from time to time, make available month end portfolio holdings information on its website at www.TPFG.com.  The month end portfolio holdings are generally posted to the website within ten days of the end of each month and remain available until new information for the next month is posted.

MANAGEMENT OF THE FUNDS

Investment Adviser

The Pacific Financial Group, Inc. (the "PFG"), located at 10900 NE 8th Street, Suite 1523, Bellevue, WA 98004, serves as investment adviser to the Funds.  Subject to the authority of the Board of Trustees, PFG is responsible for the overall management of each Fund's business affairs. PFG is responsible for selecting each Fund's investments according to that Fund's investment objective, polices and restrictions. PFG was established in 1984 and serves primarily individual investors.  PFG currently manages approximately $278 million, of which approximately 75% is in equity holdings.

Pursuant to the Investment Advisory Agreement, each Fund pays PFG, on a monthly basis, an annual advisory fee of 1.00% of that Fund's average daily net assets.  A discussion regarding the basis for the Board's approval of the Investment Advisory Agreement will be available in the Funds' semi-annual shareholder report dated [__________. ]

Portfolio Managers

Mr. James C. McClendon, Mr. Keith D. Swanson, and Ms. Jennifer L. Enstad are primarily responsible for the day-to-day management of the Funds.  The portfolio managers work as a team, sharing equally in the management responsibilities.

James C. McClendon, Senior Portfolio Manager

Mr. McClendon has been the Managing Director, Chief Executive Officer, and Chief Compliance Officer of PFG since 2005, and was PFG's President and Chief Executive Officer from 1984 to 2005.  Mr. McClendon is PFG 's Senior Portfolio Manager.  Mr. McClendon began his professional career in 1962 and has held various corporate positions, and he started his own business in 1976.  Some of his areas of responsibility have included mergers and acquisitions, capital asset management, corporate financial planning, labor negotiations, and new product development and analysis.

Mr. McClendon has a B.A. from The Evergreen State College, with a concentration in Financial Management.

Keith D. Swanson, Portfolio Manager

Mr. Swanson was a Portfolio Manager at PFG from March 2003 to March 2006, and returned to PFG in November 2006.  From March 2006 until November 2006, he was a portfolio manager with Olson Investment Advisors, LLC.  From 2000 to March 2003, he was an analyst with The Pacific Financial Group, Inc.  From 1994 to 2000, Mr. Swanson as a portfolio manager for Washington Capital Management, where he co-managed the Value Equity Fund and was responsible for managing equity portfolios for individual clients.

Mr. Swanson has a B.A. in Business from the University of Washington and a M.S. in Finance from Seattle University.  Mr. Swanson has been a Chartered Financial Analyst since September 2000.

Jennifer L. Enstad, Portfolio Manager

Ms. Enstad began her career with PFG in 1991 and has served in a number of capacities, including performing operational duties (1991-1995), as the Head Trader (1995-2002), as the Director of Operations (1998-2002), as an Analyst (2002-2004), as an Assistant Portfolio Manager (2004-2006), and as a Portfolio Manager (2006-present).

Ms. Enstad has a B.A. in Business from the University of Washington.

The Funds' Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Funds.

NET ASSET VALUE

Shares of each Fund are sold at net asset value ("NAV").  The NAV of a Fund is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business and will be computed by determining the aggregate market value of all assets of that Fund less its liabilities divided by the total number of shares outstanding.  The NYSE is closed on weekends and most national holidays.  The NAV takes into account the expenses and fees of a Fund, including management, administration, and distribution fees, which are accrued daily.  The determination of NAV for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by each Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, each Fund's securities are valued each day at the last quoted sales price on the securities' principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Board on a quarterly basis, in accordance with procedures approved by the Board. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  A Fund may use independent pricing services to assist in calculating the value of that Fund's securities.  In addition, market prices for foreign securities are not determined at the same time of day as the NAV for a Fund.  Because a Fund may invest in foreign securities that are primarily listed on foreign exchanges that may trade on weekends or other days when that Fund does not price its shares, the value of that Fund's portfolio may change on days when you may not be able to buy or sell that Fund's shares.  In computing the NAV, a Fund values foreign securities held by that Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the values of a Fund's securities, particularly foreign securities, occur after the close of trading on a foreign market but before that Fund prices its shares, the securities will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the adviser may need to price the security using that Fund's fair value pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of that Fund's NAV by short term traders.  The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

With respect to any portion of a Fund's assets that are invested in one or more open-end management investment companies that are registered under the Investment Company Act of 1940, that Fund's NAV is calculated based upon the NAVs of the registered open-end management investment companies in which that Fund invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE SHARES

Choosing a Fund

As five Funds are being offered, you can choose the particular Fund that best meets your investment needs.  In addition to the different investment objectives and principal investment strategies for the Funds as set forth above, the Funds have different levels of optimal appetite for risk for their investors.  In choosing a Fund in which to purchase shares, you should consider which Fund will be most beneficial to you given your appetite for risk.

Investor's Appetite for Risk
Core Equity Fund Explorer Fund( International Fund Strategic Conservative Fund Tactical Fund	Moderate to Aggressive Moderate to Aggressive Aggressive Conservative to Moderate Moderate

Further, each Fund is offering two classes of shares so that you can choose the particular class of that Fund that best meets your investment needs.  Both classes of shares for a particular Fund represent an interest in the same portfolio of investments in that Fund. However, the ongoing distribution and shareholder servicing fees differ between the classes.  To help you make a determination as to which class of shares to buy, please refer back to the examples of the Funds' expenses over time in the "Fees and Expenses" section of this Prospectus.

Purchasing Shares

You may purchase shares of a Fund by sending a completed application form to the following address by either regular or overnight mail:

Regular/Express/Overnight Mail [Name of the Applicable Fund] c/o Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, Nebraska 68137 1-[Phone Number]

You may open an account through the Funds' website www.TPFG.com.

Minimum and Additional Investment Amounts

The minimum initial investment to open an account is $5,000 [for all account types].  The minimum subsequent investment is $250.  [Lower minimum initial and additional investments may also be applicable in certain other circumstances, including purchases by certain tax deferred retirement programs.  There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from a Fund.]

Each Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares.  Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, savings and loan, or credit union in U.S. funds for the full amount of the shares to be purchased.  After you open an account, you may purchase additional shares by sending a check together with a note stating the name(s) on the account and the account number, to the above address.  Make all checks payable to [Name of the Applicable Fund].  A Fund will not accept payment in cash, including cashier's checks or money orders.  Also, to prevent check fraud, a Fund will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note:  Gemini Fund Services, LLC ("GFS"), the Funds' transfer agent, will charge a $25 fee against a shareholder's account, in addition to any loss sustained by a Fund, for any check returned to the transfer agent for insufficient funds.

The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.  This information will assist the Funds in verifying your identity.  Until such verification is made, a Fund may temporarily limit additional share purchases.  In addition, a Fund may limit additional share purchases or close an account if it is unable to verify a shareholder's identity.  As required by law, a Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

When Order is Processed

All shares will be purchased at the NAV per share next determined after a Fund receives your application or request in good order.  All requests received in good order by a Fund before 4:00 p.m. (Eastern time) will be executed on that same day.  Requests received after 4:00 p.m. will be processed on the next business day.

Good Order:  When making a purchase request, make sure your request is in good order.  "Good order" means your purchase request includes:

*

the name and class of the applicable Fund;

*

the dollar amount of shares to be purchased;

*

a completed purchase application or investment stub; and

*

check payable to [Name of Applicable Fund].

Purchase through Brokers

You may invest in a Fund through brokers or agents who have entered into selling agreements with the Funds' distributor.  These brokers and agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of a Fund. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order.  The broker or agent may set its own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from a Fund.  You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire

If you wish to wire money to invest in a Fund, please call the Funds at 1-[Phone Number] to notify that Fund that a wire transfer is coming.  You may use the following instructions:

First National Bank of Omaha

ABA No.:  __________

Acct Number: __________

Credit:  [Name of Applicable Fund]

FBO:  Shareholder Name, Name/Class of Fund, Shareholder Account Number.

Automatic Investment Plan

You may participate in the Funds' Automatic Investment Plan, an investment plan that automatically takes money from your bank account and invests it in a Fund through the use of electronic funds transfers or automatic bank drafts.  You may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account.  Please contact the Funds at 1-[Phone Number] for more information about the Funds' Automatic Investment Plan.

Retirement Plans

You may purchase shares of a Fund for your individual retirement plans.  Please call the Funds at 1-[Phone Number] the most current listing and appropriate disclosure documentation on how to open a retirement account.

Subsequent Purchases by Internet

For complete information regarding Internet transactions, please see the section entitled "Transactions Through www.TPFG.com".

REDEMPTIONS

Written Redemption Requests

You will be entitled to redeem all or any portion of the shares credited to your accounts by submitting a written request for redemption to:

Regular/Express/Overnight Mail
[Name of Applicable Fund] c/o Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, Nebraska 68137 1-[Phone Number]

Redeeming by Telephone

The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Funds and instruct them to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application.  To redeem by telephone, call 1-[Phone Number].  The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The Funds reserve the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Funds, GFS, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  The Funds, GFS, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Funds and/or GFS do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions

If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to GFS to cover costs associated with the transfer but GFS does not charge a fee when transferring redemption proceeds by electronic funds transfer.  In addition, your bank may impose a charge for receiving wires.

Redemption Fees

For shares held less than 60 days, the Funds will deduct a 2% redemption fee on your redemption amount if you sell your shares or your shares are redeemed for failure to maintain the Fund’s balance minimum.  See [“Low Balances”] for further information on account closure policy. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The redemption fee does not apply to shares that were acquired through reinvestment of distributions. Shares held for 60 days or more are not subject to the 2% fee.

 Redemptions in Kind

Each Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities ("redemption in kind") if the amount of such a request is large enough to affect operations (for example, if the request is greater than $250,000 or 1% of a Fund's assets). The securities will be chosen by that Fund and valued at that Fund's NAV. A shareholder may incur transaction expenses in converting these securities to cash.

Systematic Withdrawal Plan

If your individual account, IRA or other qualified plan account have a current account value of at least $10,000, you may adopt a Systematic Withdrawal Plan to provide for monthly, quarterly or other periodic checks for any designated amount of $100 or more.  If you wish to open a Systematic Withdrawal Plan, please indicate on your application or contact the Funds at 1-[Phone Number].

When Redemptions are Sent

Once a Fund receives your redemption request in "good order" as described below, it will issue a check based on the next determined NAV following your redemption request.  If you purchase shares using a check and soon after request a redemption, a Fund will not honor the redemption request. The redemption request must be resubmitted once the check is cleared (usually within 10 days).

Good Order

Your redemption request will be processed if it is in "good order."  To be in good order, the following conditions must be satisfied:

•

The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

•

The request must identify your account number;

•

The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

•

If you request that the redemption proceeds to be sent to an address other than that of record be paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $100,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

When You Need Medallion Signature Guarantees

A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers.  You will need your signature guaranteed if:

•

you wish to change the bank or brokerage account that you have designated on your account;

•

you request a redemption to be made payable to a person not on record with a Fund;

•

you request that a redemption be mailed to an address other than that on record with a Fund;

•

the proceeds of a requested redemption exceed $100,000; or

•

any redemption is transmitted by federal wire transfer to a bank other than the bank of record.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form.  Contact the Funds to obtain this form.  Further documentation will be required to change the designated account if, shares are held by a corporation, fiduciary or other organization.  A notary public cannot guaranty signatures.

Retirement Plans

If you own an IRA or other retirement plan, you must indicate on your redemption request whether a Fund should withhold federal income tax.  Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Redeeming through Broker

If shares of a Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of that Fund.  The servicing agent may charge a fee for this service.

Low Balances

If at any time your account balance falls below $5,000, a Fund may notify you that, unless the account is brought up to at least $5,000, your account could be closed or charged a small account maintenance fee.  This will not apply to any account balances that drop below $5,000 due to a decline in NAV.  That Fund may, within 30 days, redeem all of your shares and close your account by sending you a check to the address of record.

Redemptions Through www.TPFG.com

You may redeem your shares through the Funds' web site www.TPFG.com. Shares from a tax sheltered retirement account cannot be redeemed through the Funds' web site. For complete information regarding Internet transactions, please see the following section entitled "Transactions Through www.TPFG.com".

Transactions Through www.TPFG.com

You may purchase a Fund's shares and redeem a Fund's shares through the Funds' web site www.TPFG.com. To establish Internet transaction privileges you must enroll through the web site. You automatically have the ability to establish Internet transaction privileges unless you decline the privileges on your New Account Application or IRA Application. You will be required to enter into a user's agreement through the web site in order to enroll in these privileges. In order to conduct Internet transactions, you must have telephone transaction privileges. To purchase shares through the web site you must also have ACH instructions on your account.

Redemption proceeds may be sent to you by check, to the address of record, or if your account has existing bank information, by wire or ACH.

Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Funds' web site. The Funds impose a limit of $100,000 on purchase and redemption transactions through the web site. Transactions through the web site are subject to the same minimums as other transaction methods.

You should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the web site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Funds and their service providers have established certain security procedures, the Funds, their distributor and their Transfer Agent cannot assure you that trading information will be completely secure.

There may also be delays, malfunctions, or other inconveniences generally associated with this medium. There also may be times when the web site is unavailable for Fund transactions or other purposes. Should this happen, you should consider purchasing or redeeming shares by another method. Neither the Funds nor their Transfer Agent, distributor or Adviser will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of a Fund's shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account).  When you redeem your shares you may realize a taxable gain or loss.  This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold.  (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Fund.)

Each Fund intends to distribute substantially all of its net investment income and net capital gain annually, with the exception of  the Strategic Conservative Fund, which intends to distribute substantially all of its net investment income quarterly.  The distributions will be reinvested in shares of the applicable Fund unless you elect to receive cash.  Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.  Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year the Fund will inform you of the amount and type of your distributions.  IRAs and other qualified retirement plans are exempt from federal income taxation.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your Social Security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires each Fund to withhold a percentage of any dividend, redemption or exchange proceeds.  A Fund reserves the right to reject any application that does not include a certified Social Security or taxpayer identification number.  If you do not have a Social Security number, you should indicate on the purchase form that your application to obtain a number is pending. A Fund is required to withhold taxes if a number is not delivered to that Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of a Fund's shares. You should consult your own tax adviser to determine the tax consequences of owning a Fund's shares.

MARKET TIMING

Frequent trading into and out of a Fund can harm all of that Fund's shareholders by disrupting that Fund's investment strategies, increasing that Fund's expenses, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. The Funds are designed for long-term investors and are not intended for market timing or other disruptive trading activities. Accordingly, the Funds' Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their investments in a Fund as their financial needs or circumstances change.

Each Fund reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when the shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither a Fund nor the Adviser will be liable for any losses resulting from rejected purchase or exchange orders. The Adviser may also bar an investor who has violated these policies (and the investor's financial adviser) from opening new accounts with a Fund.

Although the Funds attempt to uniformly limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Funds. While the Funds will encourage financial intermediaries to apply the Funds' Market Timing Trading Policy to their customers who invest indirectly in the Funds, the Funds are limited in their abilities to monitor the trading activity or enforce the Funds' Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Funds may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply a Fund's Market Timing Trading Policy to its customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, that Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to that Fund's Market Timing Trading Policy. If the Funds or their Transfer Agent or shareholder servicing agent suspect that there is market timing activity in the account, the Funds will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Upon instructions from the Adviser, the service providers will take immediate action to stop any further short-term trading by such participants.

DISTRIBUTION OF SHARES

Distributor

[Aquarius Fund Distributors, LLC, 1005 South 107th Avenue, Suite 201, Omaha, Nebraska 68114], is the distributor for the shares of the Funds. [Aquarius Fund Distributors, LLC] is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.  Shares of the Funds are offered on a continuous basis.

Distribution Fees

The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Funds, a Distribution and Shareholder Services Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") for both classes of each Fund.  The Plan allows each Fund to use part of its assets for the sale and distribution of shares, including advertising, marketing and other promotional activities.  The Plan also allows each Fund to pay the Distributor for certain shareholder services provided to shareholders or other service providers that have entered into agreements with the Distributor to provide these services.

Institutional Class Shares

For these shareholder services, under the Plan, each Fund pays the Distributor on a monthly basis an annual amount equal to 0.25% of that Fund’s average net assets attributable to the Institutional Class Shares.  The Distributor generally will, in turn, pay your financial intermediary out of its fees or pay other distribution expenses.  Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

Investor Class Shares

For these distribution and shareholder services, under the Plan, each Fund pays the Distributor on a monthly basis an annual amount equal to 1.00% of that Fund’s average net assets attributable to the Investor Class Shares.  The Distributor generally will, in turn, pay your financial intermediary out of its fees or pay other distribution expenses.  Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Funds are committed to maintaining the confidentiality, integrity and security of your personal information.  When you provide personal information, the Funds believe that you should be aware of policies to protect the confidentiality of that information.

The Funds collect the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, Social Security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Funds do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Funds are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

PACIFIC FINANCIAL

Adviser	The Pacific Financial Group, Inc. 10900 NE 8th Street, Suite 1523 Bellevue, WA 98004
Distributor	Aquarius Fund Distributors, LLC 4020 South 147th Street, Suite 2 Omaha, Nebraska 68137
Legal Counsel	Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, Ohio 45202-4089
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	[The Bank of New York] [One Wall Street] [New York, NY 10286]

Additional information about the Funds, including the Funds' policies and procedures with respect to disclosure of a Fund's portfolio holdings, is included in the Funds' Statement of Additional Information dated [Date], 2007 (the "SAI").  The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Funds' policies and management. Additional information about the Funds' investments will also be available in the Funds' Annual and Semi-Annual Reports to Shareholders.

To obtain a free copy of the SAI or other information about the Funds, or to make shareholder inquires about the Fund, please call 1-[Phone Number] or visit www.TPFG.com.  You may also write to:

Pacific Financial

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

You may review and obtain copies of the Funds' information at the SEC's Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C.  20549-0102.

Investment Company Act File #811-21720

Pacific Financial • 4020 South 147th St. •Suite 2 • Omaha, NE 68137

1-[Phone Number]

The Statement of Additional Information for PACIFIC FINANCIAL CORE EQUITY FUND, PACIFIC FINANCIAL EXPLORER FUND, PACIFIC FINANCIAL INTERNATIONAL FUND, PACIFIC STRATEGIC CONSERVATIVE FUND and PACIFIC FINANCIAL TACTICAL FUND previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16 is hereby incorporated by reference.

Northern Lights Fund Trust

PART C

OTHER INFORMATION

ITEM 23.

EXHIBITS.

(a)(1)	Agreement and Declaration of Trust dated January 19, 2005. Previously filed on February 18, 2005 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.
(a)(2)

Certificate of Trust as filed with the State of Delaware on January 19, 2005. Previously filed on February 18, 2005 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

(b)	By-Laws, effective as of January 19, 2005. Previously filed on February 18, 2005 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.
(c)

Instruments Defining Rights of Security Holders.

See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.

(d)(1)

Management Agreement between the Registrant, with respect to the Jacobs & Company Mutual Fund and Jacobs & Company, previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference.

(d)(2)

Investment Advisory Agreement between the Registrant, with respect to the Critical Math Fund, and Critical Math Advisors LLC, previously filed on January 30, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 8, and hereby incorporated by reference.

(d)(3)

Investment Advisory Agreement between the Registrant, with respect to The Biondo Fund, and Biondo Investment Advisors, LLC, previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference.

(d)(4)

Investment Advisory Agreement between the Registrant, with respect to The Gaming and Casino Fund and Ahrens Advisors L.P., previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference.

(d)(5)

Investment Advisory Agreement between the Registrant, with respect to the Biltmore Index Enhancing Fund, the Biltmore Momentum/Dynamic ETF Fund, and the Biltmore Contrarian/Momentum Fund, and Capital Group, Inc. (D.B.A. Biltmore Investment Group) , previously filed on May 31, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 13, and hereby incorporated by reference.

(d)(6)

Investment Advisory Agreement between the Registrant, with respect to the Arrow DWA Balanced Fund, and Arrow Investment Advisors, LLC, previously filed on July 19, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 15 and hereby incorporated by reference.

(d)(7)

Sub-Advisory Agreement between Arrow Investment Advisors, LLC and Dorsey, Wright & Associates, Inc., is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007.

(d)(8)

Investment Advisory Agreement between the Registrant, with respect to the Autopilot Managed Growth Fund, and Rhoads Lucca Capital Partners, LP, previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.

(d)(9)

Investment Advisory Agreement between the Registrant, with respect to the Changing Parameters Fund, and Changing Parameters, LLC, previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.

(d)(10)

Investment Advisory Agreement between the Registrant, with respect to The Alpha Fund, and Alpha Investment Management, Inc., previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.

(d)(11)	Investment Advisory Agreement between the Registrant, with respect to The Palantir Fund, and Palantir Capital Management, Ltd. is filed herewith.
(d)(12)

Investment Advisory Agreement between the Registrant, with respect to the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund and the Pacific Financial Tactical Fund, and The Pacific Financial Group, Inc., to be filed by amendment.

(d)(13)	Investment Advisory Agreement between the Registrant, with respect to Roanoke Small-Cap Growth Fund, and Roanoke Asset Management Corp., to be filed by amendment.
(d)(14)	Investment Advisory Agreement between the Registrant, with respect to Gratio Value/s Fund, and Sherwood Advisors, LLC (D.B.A. Gratio Capital), to be filed by amendment.
(e)	Form of Underwriting Agreement between the Registrant and Aquarius Fund Distributors LLC is filed herewith.
(f)	Bonus or Profit Sharing Contracts. - Not Applicable.
(g)(1)	Form of Custody Agreement between the Registrant and the Bank of New York is filed herewith.
(g)(2)

Custody Agreement between the Registrant and the First National Bank of Omaha, is hereby incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007.

(h)(1)	Fund Accounting Service Agreement between the Registrant and Gemini Fund Services, LLC is filed herewith.
(h)(2)	Administration Service Agreement between the Registrant and Gemini Fund Services, LLC is filed herewith.
(h)(3)	Transfer Agency Service Agreement between the Registrant and Gemini Fund Services, LLC is filed herewith.
(h)(4)

Expense Limitation Agreement between the Registrant, with respect to the Jacobs & Company Mutual Fund, and Jacobs & Company was previously filed in Pre-Effective Amendment No. 1 to the Registration Statement dated on April 15, 2005 is incorporated herein by reference.

(h)(5)

Expense Limitation Agreement between the Registrant, with respect to the Critical Math Fund, and Critical Math Advisors LLC, previously filed on January 30, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 8, and hereby incorporated by reference.

(h)(6)

Expense Limitation Agreement between the Registrant, with respect to The Biondo Fund, and Biondo Investment Advisors, LLC, previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference.

(h)(7)

Expense Limitation Agreement between the Registrant, with respect to The Gaming and Casino Fund, and Ahrens Advisors L.P., previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference.

(h)(8)

Expense Limitation Agreement between the Registrant, with respect to the Biltmore Index Enhancing Fund, the Biltmore Momentum/Dynamic ETF Fund, and the Biltmore Contrarian/Momentum Fund, and Capital Group, Inc. (D.B.A. Biltmore Investment Group) , previously filed on May 31, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 13, and hereby incorporated by reference.

(h)(9)

Expense Limitation Agreement between the Registrant, with respect to the Arrow DWA Balanced Fund, and Arrow Investment Advisors, LLC, is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007.

(h)(10)

Expense Limitation Agreement between the Registrant, with respect to the Autopilot Managed Growth Fund, and Rhoads Lucca Capital Partners, LP previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.

(h)(11)

Expense Limitation Agreement between the Registrant, with respect to The Alpha Fund, and Alpha Investment Management, Inc. previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.

(h)(12)	Expense Limitation Agreement between the Registrant, with respect to The Palantir Fund, and Palantir Capital Management, Ltd. is filed herewith.
(h)(13)

Expense Limitation Agreement between the Registrant, with respect to the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund and the Pacific Financial Tactical Fund, and The Pacific Financial Group, Inc. to be filed by amendment.

(h)(14)	Expense Limitation Agreement between the Registrant, with respect to Roanoke Small-Cap Growth Fund, and Roanoke Asset Management Corp., to be filed by amendment.
(h)(15)

Custody Administration Agreement between Registrant and the Administrator, with respect to certain Funds of the Trust that use First National Bank of Omaha as Custodian, is hereby incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007.

(i)	Opinion of Counsel was filed on March 16, 2006 as an exhibit to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, and is hereby incorporated by reference.
(j)(1)	Consents of Independent Auditors with respect to Roanoke Small-Cap Growth Fund and Gratio Value/s Fund to be filed by amendment.
(j)(2)

Powers of Attorney of the Trust and certain Trustees (Anthony J. Hertl, Michael Miola, L. Merill Bryan) were filed in Post Effective Amendment No. 12 on May 9, 2006 and are hereby incorporated by reference.

(j)(3)	Power of Attorney of Gary W. Lanzen previously filed on May 31, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 13, and hereby incorporated by reference.
(k)	Omitted Financial Statements. Not Applicable.
(l)	Initial Capital Agreements. Not Applicable
(m)(1)	Rule 12b-1 Plan of the Jacobs & Company Mutual Fund was previously filed on February 18, 2005 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.
(m)(2)	Rule 12b-1 Plan of the Critical Math Fund, previously filed on January 27, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 8, and hereby incorporated by reference.
(m)(3)	Rule 12b-1 Plan of The Biondo Fund, previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference.
(m)(4)

Rule 12b-1 Plan of the Biltmore Index Enhancing Fund, Biltmore Momentum/Dynamic ETF Fund, and the Biltmore Contrarian/Momentum Fund, previously filed on May 31, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 13, and hereby incorporated by reference.

(m)(5)	Rule 12b-1 Plan of the Arrow DWA Balanced Fund previously filed on July 19, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.
(m)(6)

Rule 12b-1 Plan of the Autopilot Managed Growth Fund previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.

(m)(7)	Rule 12b-1 Plan of The Alpha Fund previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.
(m)(8)

Rule 12b-1 Plan of the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund and the Pacific Financial Tactical Fund to be filed by amendment.

(m)(9)	Rule 12b-1 Plan of Roanoke Small-Cap Growth Fund to be filed by amendment.
(m)(10)	Rule 12b-1 Plan of Gratio Value/s Fund to be filed by amendment.
(n)

Rule 18f-3 Plan.

Rule 18f-3 Plan for The Biondo Fund, Biltmore Index Enhancing Fund, Biltmore Momentum/Dynamic ETF Fund, Biltmore Contrarian/Momentum Fund, and the Arrow DWA Balanced Fund previously filed on July 19, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.  An amended Rule 18f-3 Plan, to include the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund, the Pacific Financial Tactical Fund and Roanoke Small-Cap Growth Fund is filed herewith.

(p)(1)	Code of Ethics of Jacobs & Company was previously filed in Pre-Effective Amendment No. 1 to the Registration Statement dated on April 15, 2005 is incorporated herein by reference.
(p)(2)	Code of Ethics of Aquarius Fund Distributors, LLC previously filed on July 19, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.
(p)(3)	Code of Ethics of Critical Math Advisors LLC, previously filed on January 27, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 8, and hereby incorporated by reference.
(p)(4)

Code of Ethics of Biondo Investment Advisors, LLC, previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference.

(p)(5)	Code of Ethics of Ahrens Advisors LP, previously filed on March 16, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 10, and hereby incorporated by reference.
(p)(6)

Code of Ethics of Capital Group, Inc. (D.B.A. Biltmore Investment Group) previously filed on May 31, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 13, and hereby incorporated by reference.

(p)(7)	Code of Ethics of Arrow Investment Advisors, LLC previously filed on July 19, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.
(p)(8)

Code of Ethics of Dorsey, Wright & Associates, Inc previously filed on July 19, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.

(p)(9)

Code of Ethics of Rhoads Lucca Capital Partners, LP previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.

(p)(10)	Code of Ethics of Changing Parameters, LLC previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.
(p)(11)	Code of Ethics of Alpha Investment Management, Inc. is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007.
(p)(12)	Code of Ethics of Palantir Capital Management, Ltd. to be filed by amendment.
(p)(13)	Code of Ethics of The Pacific Financial Group, Inc. to be filed by amendment.
(p)(14)	Code of Ethics of Roanoke Asset Management Corp. to be filed by amendment.
(p)(15)	Code of Ethics of Sherwood Advisors, LLC (D.B.A. Gratio Capital), to be filed by amendment.

ITEM 24.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 25.

INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Underwriting Agreement provides that the Registrant agrees to indemnify, defend and hold Aquarius Fund Distributors (AFD), its several officers and directors, and any person who controls AFD within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which AFD, its officers and directors, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Registrant’s  failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, or (iv)  the Registrant’s failure to provide AFD with advertising or sales materials to be filed with the NASD on a timely basis.

The Custody Agreement with the Bank of New York provides that the Registrant agrees to indemnify the Custodian and hold Custodian harmless from and against any and all losses sustained or incurred by or asserted against Custodian by reason of or as a result of any action or inaction, or arising out of Custodian’s performance hereunder, including reasonable fees and expenses of counsel incurred by Custodian in a successful defense of claims by the Registrant; provided however, that the Fund shall not indemnify Custodian for those losses arising out of Custodian’s own negligence or willful misconduct.

The Fund Accounting, Transfer Agency and Administration Service Agreements with Gemini Fund Services (GFS) provides that the Registrant agrees to indemnify and hold GFS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Registrant’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Registrant’s lack of good faith, gross negligence or willful misconduct with respect to the Registrant’s performance under or in connection with this Agreement.

ITEM 26.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of each Advisor of each series of the Trust is hereby incorporated herein by reference to the section of the respective Prospectus captioned “Investment Advisor” and to the section of the respective Statement of Additional Information captioned “Investment Advisory and Other Services.”  The information required by this Item 26 with respect to each director, officer or partner of each Advisor is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”).  Each Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov., and may be requested by File No. as follows:

Jacobs & Company, the Adviser to the Jacobs & Company Mutual Fund -- File No. 801-55883

Critical Math Advisors LLC, the Adviser to the Critical Math Fund -- File No. 801-65306

Biondo Investment Advisors, LLC, the Adviser to The Biondo Fund -- File No. 801-62775

Ahrens Advisors L.P., the Adviser to The Gaming and Casino Fund -- File No. 801-66302

Capital Group Inc. (D.B.A. Biltmore Investment Group) , the Adviser to Biltmore Index Enhancing Fund, Biltmore Momentum/Dynamic ETF Fund, and the Biltmore Contrarian/Momentum Fund -- File No. 801-67721

Arrow Investment Advisors, LLC, the Adviser to the Arrow DWA Balanced Fund -- File No. 801-66595

Dorsey, Wright & Associates, Inc., the Sub-Adviser to the Arrow DWA Balanced Fund -- File No. 801-29045

Rhoads Lucca Capital Partners, LP, the Adviser to Autopilot Managed Growth Fund -- File No. 801-64590

Changing Parameters, LLC, the Adviser to Changing Parameters Fund -- File No. 801-63495

Alpha Investment Management, Inc., the Adviser to The Alpha Fund -- File No. 801-60016

Palantir Capital Management, Ltd., the Adviser to The Palantir Fund -- File No. 801- 63362

The Pacific Financial Group, Inc., the Adviser to the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund and the Pacific Financial Tactical Fund -- File No. 801- 18151

Roanoke Asset Management Corp., the Adviser to Roanoke Small-Cap Growth Fund -- File No. 801- 13857

Sherwood Advisors, LLC (D.B.A. Gratio Capital), the Adviser to Gratio Value/s Fund -- File No. 801- 67393

ITEM 27.

PRINCIPAL UNDERWRITER.

(a)

Aquarius Fund Distributors, LLC (“AFD”), the principal underwriter of the Registrant, also acts as principal underwriter for the following:

AdvisorOne Funds, Bryce Capital Funds, New River Funds, the North Country Funds, Northern Lights Variable Trust, Ralph Parks Portfolio Trust, Roge Partners Funds and The Saratoga Advantage Trust.

(b)

AFD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.  The principal business address of AFD is 1005 South 107th Avenue, Suite 201, Omaha, Nebraska 68114.  AFD is an affiliate of Gemini Fund Services, LLC.  To the best of Registrant’s knowledge, the following are the members and officers of AFD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
W. Patrick Clarke	Manager	None
Brian Nielsen	Manager, President, Secretary	None
Brian Vinchur	Treasurer	None

(c)

Not Applicable.

ITEM 28.

LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchanged Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

Bank of New York (‘BONY”), located at One Wall Street, New York, New York 10286, provides custodian services to the Jacobs & Company Mutual Fund, The Biondo Fund, the Biltmore Index Enhancing Fund, Biltmore Momentum/Dynamic ETF Fund, and the Biltmore Contrarian/Momentum Fund, Arrow DWA Balanced Fund, Changing Parameters Fund, The Alpha Fund, The Palantir Fund, the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund, the Pacific Financial Tactical Fund and Roanoke Small-Cap Growth Fund pursuant to a Custody Agreement between BONY and the Trust.

First National Bank of Omaha (‘FNBO”), located at 1620 Dodge Street, Omaha, NE 68197, provides custodian services to the Critical Math Fund and the Autopilot Managed Growth Fund pursuant to a Custody Agreement between FNBO and the Trust.

Gemini Fund Services, LLC (“GFS”), located at 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between GFS and the Trust.  In such capacities, GFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.

Gemini Fund Services, LLC, located at 450 Wireless Blvd., Hauppauge, New York 11788, maintains all records required pursuant to Administrative Service Agreements with the Trust.

Aquarius Fund Distributors, LLC, located at 1005 South 107th Avenue, Suite 201, Omaha, Nebraska 68114, serves as principal underwriter for the Jacobs & Company Mutual Fund, The Biondo Fund, the Biltmore Index Enhancing Fund, Biltmore Momentum/Dynamic ETF Fund, and the Biltmore Contrarian/Momentum Fund, the Critical Math Fund, the Gaming and Casino Fund, the Arrow DWA Balanced Fund, the Autopilot Managed Growth Fund, the Changing Parameters Fund, The Alpha Fund, The Palantir Fund, the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund, the Pacific Financial Tactical Fund and Roanoke Small-Cap Growth Fund maintains all records required to be maintained pursuant to the Fund’s Distribution Plan and Agreements adopted pursuant to Rule 12b-1 under the 1940 Act.

Jacobs & Company, located at 300 Summers Street, Suite 970, Charleston, West Virginia, 25301, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Jacobs & Company Mutual Fund.

Critical Math Advisors LLC located at 182 Tamarack Circle, Skillman, NJ 08558 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Critical Math Fund.

Biondo Investment Advisors, LLC located at 544 Routes 6 & 209, PO Box 909, Mil f ord, Pennsylvania 18337 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to The Biondo Fund.

Ahrens Advisors L.P. located at 1920 Abrams Parkway #373, Dallas, Texas 75214 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to The Gaming and Casino Fund.

Capital Group Inc. (D.B.A. Biltmore Investment Group) located 410 North 44th #1100, Phoenix, Arizona 85018 at pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Biltmore Index Enhancing Fund, Biltmore Momentum/Dynamic ETF Fund, and the Biltmore Contrarian/Momentum Fund.

Arrow Investment Advisors, LLC located at 2943 Olney-Sandy Spring Road, Suite A, Olney, Maryland 20832, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Arrow DWA Balanced Fund.

Dorsey, Wright & Associates, Inc. located at with offices at 8014 Midlothian Turnpike, Richmond, Virginia 23235 and 595 East Colorado Blvd., Suite 307, Pasadena, CA  91101, pursuant to the Investment Advisory Agreement with Arrow Investment Advisors, LLC, maintains all records required pursuant to such agreement with respect to the Arrow DWA Balanced Fund.

Rhoads Lucca Capital Partners, LP (RLCP), located at 14911 Quorum Drive, Suite 380, Dallas Texas 75254, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Autopilot Managed Growth Fund.

Changing Parameters, LLC, located at 250 Oak Grove Avenue, Suite A, Menlo Park, California 94025, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Changing Parameters Fund.

Alpha Investment Management, Inc., located at 15 East Eighth Street, Cincinnati Ohio 45202, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to The Alpha Fund.

Palantir Capital Management, Ltd., located at 3355 West Alabama, Suite 1025, Houston, Texas 77098, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to The Palantir Fund.

The Pacific Financial Group, Inc., located at 10900 NE 8th Street, Suite 1523, Bellevue, WA 98004, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund and the Pacific Financial Tactical Fund.

Roanoke Asset Management Corp., located at 529 Fifth Avenue, 14th Floor, New York, NY, 10017 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Roanoke Small-Cap Growth Fund.

Sherwood Advisors, LLC (D.B.A. Gratio Capital), located at 1 Liberty Plaza, 27th floor, New York, NY 10006 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Gratio Value/s Fund.

ITEM 29.

MANAGEMENT SERVICES.

Not applicable.

ITEM 30.

UNDERTAKINGS.

See Item 25, above, third paragraph.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on the 2nd day of May 2007.

NORTHERN LIGHTS FUND TRUST

(Registrant)

/s/ Andrew Rogers

By:

Andrew Rogers, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Michael Miola*	Trustee & Chairman	May 3, 2007
L. Merill Bryan*	Trustee	May 3, 2007
Gary Lanzen*	Trustee	May 3, 2007
Anthony Hertl*	Trustee	May 3, 2007
/s/ Andrew Rogers__ Andrew Rogers	President and Principal Executive Officer	May 3, 2007
/s/ Kevin Wolf Kevin Wolf	Treasurer and Principal Accounting Officer	May 3, 2007

By:

Date:

/s/ Emile R. Molineaux

May 3, 2007

Emile R. Molineaux

*Attorney-in-Fact – Pursuant to Powers of Attorney filed in Post-Effective Amendment No. 13 to the Registration Statement on May 31, 2006, and in Post-Effective Amendment No. 12 to the Registration Statement on May 9, 2006.

EXHIBIT INDEX

EXHIBITS	EXHIBIT NO.
Investment Advisory Agreement between the Registrant, with respect to The Palantir Fund, and Palantir Capital Management, Ltd.	EX.99.d.11
Form of Underwriting Agreement between the Registrant and Aquarius Fund Distributors LLC	EX.99.e
Form of Custody Agreement between the Registrant and the Bank of New York	EX.99.g.1
Fund Accounting Service Agreement between the Registrant and Gemini Fund Services, LLC	EX.99.h.1
Administration Service Agreement between the Registrant and Gemini Fund Services, LLC	EX.99.h.2
Transfer Agency Service Agreement between the Registrant and Gemini Fund Services, LLC	EX.99.h.3
Expense Limitation Agreement between the Registrant, with respect to The Palantir Fund, and Palantir Capital Management, Ltd.	EX.99.h.12
Rule 18f-3 Plan	EX.99.n